Related Party Transactions - Summary of Related Party Transactions (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CEA Development Co., Ltd. and its subsidiaries [member] | Payments on food and beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	¥ 1,317	¥ 1,254
CEA Development Co., Ltd. and its subsidiaries [member] | Equipment Maintenance Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	71	53
CEA Development Co., Ltd. and its subsidiaries [member] | Automobile Maintenance Service, Aircraft Maintenance, Providing Transportation Automobile and Other Products [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	13	68
CEA Development Co., Ltd. and its subsidiaries [member] | Property Management and Green Maintenance Expenses [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	102	75
CEA Development Co., Ltd. and its subsidiaries [member] | Payments on hotel accommodation service [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	127	104
CEA Development Co., Ltd. and its subsidiaries [member] | Interest Expense on Loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		2
Eastern Aviation Import & Export Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	60	58
Eastern Aviation Import & Export Co., Ltd. [member] | Payments on food and beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	78	72
Eastern Aviation Import & Export Co., Ltd. [member] | Handling Charges for Purchase of Aircraft, Flight Equipment, Flight Equipment Spare Parts, Other Property, Plant and Flight Equipment and Repairs for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	165	145
Eastern Aviation Import & Export Co., Ltd. [member] | Payments on logistics services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	142	87
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	2,394	2,538
Shanghai Technologies Aerospace Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	344	276
Wheels & Brakes [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	129	152
Shanghai Hute Aviation Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	74	60
Eastern Aviation Advertising Service Co., Ltd. [member] | Payments on cabin cleaning services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	20	22
Eastern Aviation Advertising Service Co., Ltd. [member] | Advertising Expense [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	19	23
Eastern Aviation Advertising Service Co., Ltd. [member] | Media Royalty Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	14	15
China Kaiya [member] | Payments on system services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	21	44
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member] | Equipment Maintenance Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	60	62
Travelsky technology limited [member] | Civil Aviation Information Network Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	646	551
CASC [member] | Flight Equipment Spare Parts Maintenance [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	189	98
CAE Melbourne Flight Training Pty Ltd. [member] | Flight Training Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	75	138
AFK [member] | Flight Equipment Spare Parts Maintenance [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	2
AFK [member] | Payments on Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	425	399
AFK [member] | Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	728	622
China Eastern Air Holding Company [member] | Land and building rental [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	33	54
Eastern Logistics [member] | Land and building rental [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	22
Eastern Logistics [member] | Bellyhold space management [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	32	117
Eastern Logistics [member] | Bellyhold Space Operation Cost [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	246
Eastern Logistics [member] | Transfer of the Pilots [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	24	7
Eastern Logistics [member] | Cargo Terminal Business Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	348	281
Eastern Logistics [member] | Bellyhold Container Management [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	11	9
Eastern Logistics [member] | Contractual revenue from Bellyhold Space [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	2,795
Eastern Logistics [member] | Freight logistics support services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	126	100
Eastern Logistics [member] | Software system and support services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	42
Eastern Logistics [member] | Transfer of freight depots and equipment [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	28
CES International Financial Leasing Corporation Limited [member] | Payments on Operating Leases [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	195	25
CES International Financial Leasing Corporation Limited [member] | Payments on Finance Leases [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	3,789	1,997
Eastern Air Finance [member] | Interest Expense on Loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	13	1
Eastern Air Finance [member] | Interest Income on Deposits [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	¥ 26	29
Eastern Airlines Industry Investment Company Limited [member] | Disposal of a Subsidiary [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		¥ 2,433